Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
November 30, 2024
LDB-NPRT1-0125
1.9904953.102
Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.7%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	7,226	7,235
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/2025	885	886
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	5,573	5,582
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	5,734	5,754
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A2, 5.2% 5/15/2026	673	673
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	11,805	11,848
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	1,703	1,705
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	6,963	6,992
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	7,000	7,028
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	5,000	5,006
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	6,463	6,476
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	8,798	8,825
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	1,020	1,024
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	2,561	2,563
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	4,000	4,022
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	3,127	3,132
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	5,000	5,004
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	8,000	8,037
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A, 5.19% 3/16/2026	206	206
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	5,242	5,252
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	5,977	5,985
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	8,000	7,999
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	15,000	15,061
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	9,000	9,038
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	8,000	7,998
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	9,151	9,175
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	5,675	5,696
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	11,235	11,275
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	6,019	6,044
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	6,020	6,043
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	7,928	7,963
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	10,000	10,001
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/2025 (b)	1,316	1,316
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (b)	1,400	1,402
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	5,000	5,002
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	13,867	13,918
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/2026	101	100
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	6,535	6,551
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	6,405	6,428
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	7,364	7,376
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	3,058	3,063
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	20,000	20,018
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	4,417	4,436
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	5,119	5,129
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	7,294	7,323
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	8,000	8,030
TOTAL UNITED STATES		289,620
TOTAL ASSET-BACKED SECURITIES (Cost $288,930)		289,620

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	17,145	17,123
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	7,233	7,183
TOTAL UNITED STATES		24,306
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,145)		24,306

Non-Convertible Corporate Bonds - 59.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(c)(d)	11,000	10,996
CANADA - 6.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.625% 12/15/2025	12,000	11,850
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 2.05% 7/15/2025	12,000	11,791
Canadian Natural Resources Ltd 3.9% 2/1/2025	16,000	15,959
Enbridge Inc 2.5% 1/15/2025	20,000	19,937
		47,687
Financials - 4.1%
Banks - 4.1%
Bank of Montreal 0.949% 1/22/2027 (c)	12,000	11,493
Bank of Montreal 4.567% 9/10/2027 (c)	10,000	9,980
Bank of Montreal 5.2% 12/12/2024	5,000	5,001
Bank of Montreal U.S. SOFR Averages Index + 0.465%, 5.2168% 1/10/2025 (c)(d)	20,000	20,004
Bank of Nova Scotia/The 5.25% 12/6/2024	15,000	15,000
Canadian Imperial Bank of Commerce 2.25% 1/28/2025	33,000	32,854
Royal Bank of Canada 5.069% 7/23/2027 (c)	15,000	15,094
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (c)(d)	12,000	12,013
Toronto-Dominion Bank/The 1.45% 1/10/2025	33,000	32,872
		154,311
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd 3% 4/1/2025	12,000	11,929
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Emera US Finance LP 3.55% 6/15/2026	12,000	11,758
TOTAL CANADA		237,535
CHINA - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	33,000	32,649
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	10,000	9,879
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000	15,053

TOTAL CHINA		57,581
UNITED STATES - 51.7%
Communication Services - 2.3%
Media - 0.9%
Discovery Communications LLC 4.9% 3/11/2026	19,000	18,934
Warnermedia Holdings Inc 3.788% 3/15/2025	16,000	15,935
		34,869
Wireless Telecommunication Services - 1.4%
Sprint LLC 7.625% 3/1/2026	9,000	9,230
T-Mobile USA Inc 2.625% 4/15/2026	10,000	9,724
T-Mobile USA Inc 3.5% 4/15/2025	32,000	31,832
		50,786
Consumer Discretionary - 5.6%
Automobiles - 2.9%
General Motors Financial Co Inc 3.8% 4/7/2025	11,000	10,949
General Motors Financial Co Inc 4.3% 7/13/2025	15,000	14,929
General Motors Financial Co Inc 5.4% 4/6/2026	11,000	11,076
Hyundai Capital America 2.65% 2/10/2025 (b)	32,000	31,842
Hyundai Capital America 5.65% 6/26/2026 (b)	11,000	11,122
Hyundai Capital America 5.8% 6/26/2025 (b)	15,000	15,072
Hyundai Capital America 6.25% 11/3/2025 (b)	11,000	11,122
		106,112
Leisure Products - 0.6%
Mattel Inc 3.375% 4/1/2026 (b)	12,000	11,692
Mattel Inc 5.875% 12/15/2027 (b)	11,000	11,027
		22,719
Specialty Retail - 2.1%
AutoZone Inc 3.25% 4/15/2025	8,000	7,952
AutoZone Inc 3.625% 4/15/2025	36,000	35,818
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (c)(d)	9,000	9,018
Lowe's Cos Inc 4% 4/15/2025	16,000	15,955
Ross Stores Inc 4.6% 4/15/2025	11,000	10,988
		79,731
TOTAL CONSUMER DISCRETIONARY		208,562

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.6%
7-Eleven Inc 0.95% 2/10/2026 (b)	12,000	11,444
Dollar Tree Inc 4% 5/15/2025	10,000	9,952
		21,396
Food Products - 0.3%
Kraft Heinz Foods Co 3% 6/1/2026	13,000	12,681
TOTAL CONSUMER STAPLES		34,077

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
DCP Midstream Operating LP 5.375% 7/15/2025	11,000	11,018
Enterprise Products Operating LLC 3.75% 2/15/2025	16,000	15,950
Eqt Corp 3.125% 5/15/2026 (b)	12,000	11,672
MPLX LP 1.75% 3/1/2026	12,000	11,551
MPLX LP 4.875% 12/1/2024	25,000	25,000
MPLX LP 4.875% 6/1/2025	8,000	8,000
Spectra Energy Partners LP 3.5% 3/15/2025	8,000	7,965
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	11,000	11,296
Western Gas Partners LP 3.1% 2/1/2025 (e)	12,000	11,951
Western Gas Partners LP 4.65% 7/1/2026	11,000	10,935
		125,338
Financials - 25.3%
Banks - 12.5%
Bank of America Corp 3.366% 1/23/2026 (c)	33,000	32,917
Bank of America Corp 3.384% 4/2/2026 (c)	20,000	19,897
Bank of America Corp 3.559% 4/23/2027 (c)	15,000	14,741
Citigroup Inc 1.122% 1/28/2027 (c)	12,000	11,495
Citigroup Inc 1.462% 6/9/2027 (c)	8,000	7,607
Citigroup Inc 3.106% 4/8/2026 (c)	33,000	32,796
Citigroup Inc 5.61% 9/29/2026 (c)	19,000	19,114
Citizens Financial Group Inc 2.85% 7/27/2026	15,000	14,530
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	15,000	14,479
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	12,000	11,482
JPMorgan Chase & Co 2.005% 3/13/2026 (c)	12,000	11,906
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	16,000	15,828
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	12,000	11,891
JPMorgan Chase & Co 4.08% 4/26/2026 (c)	11,000	10,961
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	11,000	10,996
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	15,000	15,081
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,000	11,354
Regions Financial Corp 2.25% 5/18/2025	13,000	12,838
Truist Financial Corp 1.267% 3/2/2027 (c)	12,000	11,484
Truist Financial Corp 4% 5/1/2025	32,000	31,882
Truist Financial Corp 4.26% 7/28/2026 (c)	8,000	7,975
Truist Financial Corp 6.047% 6/8/2027 (c)	19,000	19,333
US Bancorp 5.727% 10/21/2026 (c)	19,000	19,143
US Bancorp 6.787% 10/26/2027 (c)	14,000	14,504
Wells Fargo & Co 2.164% 2/11/2026 (c)	27,000	26,854
Wells Fargo & Co 2.188% 4/30/2026 (c)	12,000	11,869
Wells Fargo & Co 3.196% 6/17/2027 (c)	12,000	11,706
Wells Fargo & Co 3.908% 4/25/2026 (c)	32,000	31,876
		466,539
Capital Markets - 6.5%
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	11,000	10,966
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (c)	16,000	15,875
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	12,000	11,554
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	20,000	19,164
Goldman Sachs Group Inc/The 3.5% 1/23/2025	20,000	19,959
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	15,000	15,098
Moody's Corp 3.75% 3/24/2025	16,000	15,942
Morgan Stanley 0.985% 12/10/2026 (c)	16,000	15,381
Morgan Stanley 1.593% 5/4/2027 (c)	12,000	11,466
Morgan Stanley 2.188% 4/28/2026 (c)	12,000	11,870
Morgan Stanley 4.679% 7/17/2026 (c)	15,000	14,981
Morgan Stanley U.S. SOFR Index + 0.509%, 5.2137% 1/22/2025 (c)(d)	25,000	25,004
Nasdaq Inc 5.65% 6/28/2025	2,000	2,009
State Street Corp 2.901% 3/30/2026 (c)	15,000	14,902
State Street Corp 4.857% 1/26/2026 (c)	15,000	14,996
State Street Corp 5.104% 5/18/2026 (c)	11,000	11,016
State Street Corp 5.751% 11/4/2026 (c)	11,000	11,098
		241,281
Consumer Finance - 3.2%
Ally Financial Inc 4.625% 3/30/2025	11,000	10,978
Ally Financial Inc 5.8% 5/1/2025	20,000	20,038
American Express Co 2.25% 3/4/2025	10,000	9,938
American Express Co 4.99% 5/1/2026 (c)	11,000	11,007
American Express Co 6.338% 10/30/2026 (c)	16,000	16,226
Capital One Financial Corp 2.636% 3/3/2026 (c)	12,000	11,926
Capital One Financial Corp 4.985% 7/24/2026 (c)	30,000	29,991
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (c)(d)	12,000	12,003
		122,107
Financial Services - 1.7%
Corebridge Financial Inc 3.5% 4/4/2025	26,000	25,870
Corebridge Global Funding 5.75% 7/2/2026 (b)	11,000	11,171
Western Union Co/The 1.35% 3/15/2026	12,000	11,454
Western Union Co/The 2.85% 1/10/2025	16,000	15,963
		64,458
Insurance - 1.4%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	12,000	11,519
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	8,000	7,579
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	12,000	11,761
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	11,000	11,084
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	11,000	10,721
		52,664
TOTAL FINANCIALS		947,049

Health Care - 3.9%
Biotechnology - 0.9%
AbbVie Inc 3.8% 3/15/2025	20,000	19,944
Amgen Inc 5.25% 3/2/2025	15,000	15,011
		34,955
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp 1.9% 6/1/2025	17,000	16,753
Health Care Providers & Services - 2.6%
Cigna Group/The 1.25% 3/15/2026	16,000	15,313
Cigna Group/The 5.685% 3/15/2026	11,000	11,000
CVS Health Corp 2.875% 6/1/2026	12,000	11,659
CVS Health Corp 4.1% 3/25/2025	16,000	15,957
HCA Inc 5.25% 4/15/2025	16,000	16,014
HCA Inc 5.25% 6/15/2026	19,000	19,051
HCA Inc 5.875% 2/15/2026	7,000	7,054
		96,048
TOTAL HEALTH CARE		147,756

Industrials - 2.3%
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	12,000	11,821
Machinery - 1.0%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (c)(d)	20,000	20,100
Otis Worldwide Corp 2.056% 4/5/2025	17,000	16,832
		36,932
Trading Companies & Distributors - 1.1%
Air Lease Corp 2.875% 1/15/2026	16,000	15,656
Air Lease Corp 3.25% 3/1/2025	12,000	11,946
Air Lease Corp 3.375% 7/1/2025	12,000	11,896
		39,498
TOTAL INDUSTRIALS		88,251

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Inc 1.65% 4/15/2026	15,000	14,354
Software - 0.3%
VMware LLC 4.5% 5/15/2025	11,000	10,974
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	13,000	12,944
TOTAL INFORMATION TECHNOLOGY		38,272

Materials - 1.0%
Chemicals - 1.0%
Celanese US Holdings LLC 1.4% 8/5/2026	8,000	7,469
Celanese US Holdings LLC 6.05% 3/15/2025	11,000	11,016
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	20,000	19,393
		37,878
Real Estate - 1.2%
Specialized REITs - 1.2%
American Tower Corp 1.3% 9/15/2025	12,000	11,663
American Tower Corp 1.6% 4/15/2026	12,000	11,504
American Tower Corp 4% 6/1/2025	11,000	10,944
Crown Castle Inc 1.35% 7/15/2025	12,000	11,743
		45,854
Utilities - 4.9%
Electric Utilities - 2.2%
Edison International 4.7% 8/15/2025	11,000	10,977
Edison International 4.95% 4/15/2025	11,000	10,990
Eversource Energy 4.75% 5/15/2026	11,000	11,000
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	11,000	10,919
Pacific Gas and Electric Co 3.15% 1/1/2026	8,000	7,852
Pacific Gas and Electric Co 3.5% 6/15/2025	12,000	11,898
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (c)(d)	15,000	15,034
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(f)	3,000	3,004
		81,674
Gas Utilities - 0.3%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	12,000	11,772
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026	12,000	11,517
AES Corp/The 3.3% 7/15/2025 (b)	12,000	11,855
		23,372
Multi-Utilities - 1.8%
Dominion Energy Inc 1.45% 4/15/2026	12,000	11,476
Dominion Energy Inc 3.3% 3/15/2025	15,000	14,929
NiSource Inc 0.95% 8/15/2025	12,000	11,673
Puget Energy Inc 3.65% 5/15/2025	12,000	11,917
Sempra 3.3% 4/1/2025	16,000	15,915
		65,910
TOTAL UTILITIES		182,728

TOTAL UNITED STATES		1,941,420
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,236,528)		2,247,532

U.S. Treasury Obligations - 29.9%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.07 to 5.25	85,600	85,269
US Treasury Bills 0% 11/28/2025	4.32	263,900	253,017
US Treasury Bills 0% 3/13/2025	4.44	142,600	140,850
US Treasury Bills 0% 3/6/2025	4.70	415,900	411,131
US Treasury Bills 0% 4/3/2025	4.31	170,000	167,501
US Treasury Notes 3.5% 9/30/2026	4.31	66,500	65,671
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,122,959)			1,123,439

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $71,997)	4.64	71,983	71,997

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,744,559)	3,756,894
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,237
NET ASSETS - 100.0%	3,761,131

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,640 or 9.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	110,489	342,084	380,576	1,184	-	-	71,997	0.0%
Total	110,489	342,084	380,576	1,184	-	-	71,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.